Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions

In March 2017, Tactic Pharma, the Company’s largest shareholder at that time, wired $1 million to the Company in advance of the sale of the Company’s common stock at $6 per share under a private placement memorandum. In April, the Company issued to Tactic Pharma 166,667 shares in exchange for the $1 million at $6 per share once the Company began selling stock to unaffiliated parties under the private placement memorandum.

In August 2017, Tactic Pharma surrendered 2,888,727 shares of common stock back to the Company as a contribution to the capital of the Company. This resulted in reducing Tactic Pharma’s ownership in Monopar at that time from 79.5% to 69.9%.

In August 2017, the Company executed definitive agreements with Gem Pharmaceuticals, LLC (“Gem”), pursuant to which Tactic Pharma and Gem formed a limited liability company, TacticGem LLC (“TacticGem”). Tactic Pharma contributed 4,111,273 shares of its holdings in Monopar’s common stock to TacticGem and Gem contributed cash and assets to TacticGem. TacticGem then contributed cash and assets to the Company in exchange for stock. The Gem Transaction is discussed in detail in the Company’s Annual Report on Form 10-K filed with the SEC on February 26, 2019. As of September 30, 2019, Tactic Pharma beneficially owned 46% of Monopar’s common stock, and TacticGem owned 77% of Monopar’s common stock.

During the three and nine months ended September 30, 2019 and 2018, the Company was governed by four members of its Board of Directors, who were Managers of the LLC prior to the Company’s conversion to a C Corporation. The four former Managers are also current common stockholders (owning approximately an aggregate 3% of the common stock outstanding as of September 30, 2019). Three of the former Managers are also Managing Members of Tactic Pharma. Monopar paid or accrued payments for Managing Members of Tactic Pharma and the Manager of CDR Pharma, LLC, which is the Manager of TacticGem the following: Chandler D. Robinson, the Company’s Co-Founder, Chief Executive Officer, common stockholder, board member of Monopar as a C Corporation, Managing Member of Tactic Pharma, former Manager of the predecessor LLC, and the Manager of CDR Pharma, LLC: $112,010 and $107,500 for the three months ended September 30, 2019 and 2018, respectively; and $340,091 (including $7,500 bonus paid on March 8, 2019) and $322,500 for the nine months ended September 30, 2019 and 2018, respectively; Andrew P. Mazar, the Company’s Co-Founder, Chief Scientific Officer, common stockholder, board member of Monopar as a C Corporation, Managing Member of Tactic Pharma and former Manager of the predecessor LLC: $105,473 and $101,250 for the three months ended September 30, 2019 and 2018, respectively; and $318,783 (including $5,600 bonus paid on March 8, 2019) and $303,750 for the nine months ended September 30, 2019 and 2018, respectively. The Company also paid or accrued payments for Christopher M. Starr, the Company’s Co-Founder, Executive Chairman of Monopar’s Board of Directors as a C Corporation, common stockholder and former Manager of the predecessor LLC $30,000 and $25,224 for the three months ended September 30, 2019 and 2018; and $90,000 and $75,673 for the nine months ended September 30, 2019 and 2018, respectively. Michael Brown, as a managing member of Tactic Pharma (with no voting power as it relates to the Company commencing February 1, 2019), a previous managing member of Monopar as an LLC and common stockholder and board member of Monopar as a C Corporation was paid or accrued for $15,500 and $10,000 in board fees for the three months ended September 30, 2019 and 2018; and $46,500 and $30,000 for the nine months ended September 30, 2019 and 2018, respectively.

During the three and nine months ended September 30, 2018, the Company paid or accrued legal fees to a large national law firm, in which a family member of the Company’s Chief Executive Officer was a law partner through January 31, 2019, approximately $38,774 and $131,358, respectively. The family member personally billed a de minimis amount of time on the Company’s legal engagement with the law firm in these periods.

In March 2017, Tactic Pharma, the Company’s largest shareholder at that time, wired $1 million to the Company in advance of the sale of the Company’s common stock at $6 per share under a private placement memorandum. In April, the Company issued to Tactic Pharma 166,667 shares in exchange for the $1 million at $6 per share once the Company began selling stock to unaffiliated parties under the private placement memorandum.

In August 2017, Tactic Pharma surrendered 2,888,727 shares of common stock back to the Company as a contribution to the capital of the Company. This resulted in reducing Tactic Pharma’s ownership in Monopar at the time from 79.5% to 69.9%.

In August 2017, the Company executed definitive agreements with Gem, pursuant to which Tactic Pharma and Gem formed a limited liability company, TacticGem. Tactic Pharma contributed 4,111,273 shares of its holdings in Monopar’s common stock to TacticGem and Gem contributed cash and assets to TacticGem. TacticGem then contributed cash and assets to the Company in exchange for stock. As of December 31, 2018, Tactic Pharma beneficially owned 46% of Monopar’s common stock, and TacticGem owned 77% of Monopar’s common stock.

During the years ended December 31, 2018 and 2017, the Company was advised by four members of its Board of Directors, who were Managers of the LLC prior to the Company’s conversion to a C Corporation. The four former Managers are also current common stockholders (owning approximately an aggregate 3% of the common stock outstanding as of December 31, 2018). Three of the former Managers are also Managing Members of Tactic Pharma as of December 31, 2018. Monopar paid Managing Members of Tactic Pharma and the Manager of CDR Pharma, LLC, which is the Manager of TacticGem the following: Chandler D. Robinson, the Company’s Co-Founder, Chief Executive Officer, common stockholder, Managing Member of Tactic Pharma, former Manager of the predecessor LLC, and the Manager of CDR Pharma, LLC: $430,000 and $346,545 for the years ended December 31, 2018 and 2017, respectively; and Andrew P. Mazar, the Company’s Co-Founder, Chief Scientific Officer, common stockholder, Managing Member of Tactic Pharma and former Manager of the predecessor LLC, $405,000 and $89,481 for the years ended December 31, 2018 and 2017, respectively. In addition, Dr. Mazar was paid $225,000 in consulting fees for the year ended December 31, 2017. The Company also paid Christopher M. Starr, the Company’s Co-Founder, Executive Chairman of the Board of Directors, common stockholder and former Manager of the predecessor LLC $105,673 and $100,897 in board fees for the years ended December 31, 2018 and 2017, respectively. Michael Brown, as a managing member of Tactic Pharma until February 1, 2019, a previous managing member of Monopar as an LLC and common stockholder and board member of Monopar as a C Corporation was paid $45,500 and $20,000 for the years ended December 31, 2018 and 2017, respectively.

For the year ended December 31, 2018, $102,760 of fees paid to or accrued for a large national law firm, in which a family member of the Company’s Chief Executive Officer is a law partner, were recorded as deferred offering costs and $49,334 as legal expense for a total of $152,094. For the year ended December 31, 2017, $110,341 of fees accrued for, or paid to, this law firm was recorded as deferred offering costs, $13,076 as legal expense, $31,500 as fundraising costs (contra equity) and $134,258 as Gem transaction cost recorded as in-process research and development expense for a total of $289,175. The family member personally billed a de minimis amount of time on the Company’s legal engagement with the law firm in these periods.